ACQUISITION (Tables)	12 Months Ended
Mar. 31, 2014
iKang Shanghai Jianwei
Acquisition
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life
Net tangible assets:
Current assets	$39
Non-current assets	463
Deferred tax assets	274
Total	776

Intangible assets acquired:
Customer relationship	71	5.3 years
Operating license	32	1.4 years
Goodwill	396
Deferred tax liability	(26)

Total	473

Total consideration	$1,249

iKang Changchun
Acquisition
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life

Net tangible assets:
Current assets	$5
Non-current assets	307
Total	312

Intangible assets acquired:
Customer relationship	165	6.1 years
Favorable lease contract	21	5.1 years
Operating license	48	2.5 years
Goodwill	427
Deferred tax liability	(58)
Total	603
Total consideration	$915

iKang Guangzhou Wokang
Acquisition
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life

Net tangible assets:
Current assets	$117
Non-current assets	550
Total	667

Net tangible liabilities:
Current liabilities	$(44)
Total	(44)

Intangible assets acquired:
Customer relationship	175	6.0 years
Favorable lease contract	1,074	9.8 years
Operating license	48	3.1 years
Goodwill	1,390
Deferred tax liability	(324)
Total	2,363
Total consideration	$2,986

Yuanhua
Acquisition
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life

Net tangible assets:
Current assets	$8,059
Non-current assets	1,150
Deferred tax assets	371
Total	9,580

Net tangible liabilities:
Current liabilities	$(6,060)
Total	(6,060)

Intangible assets acquired:
Trade name	4,830
Customer relationship	6,307	5.0-7.4 years
Operating license	49	2.3 years
Contract backlog	49	0.9 years
Goodwill	15,654
Deferred tax liability	(2,809)
Total	24,080
Total consideration	$27,600

Nanjing Aoyang
Acquisition
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life

Net tangible assets:
Current assets	$15
Non-current assets	3,314
Total	3,329

Intangible assets acquired:
Operating license	33	1.3 years
Goodwill	731
Deferred tax liability	(8)
Total	756
Total consideration	$4,085

Zhejiang Ailikang
Acquisition
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life

Net tangible assets:
Current assets	$2
Non-current assets	576
Total	578

Net tangible liabilities:
Current liabilities	$(818)
Total	(818)

Intangible assets acquired:
Favorable lease contract	283	5.3 years
Operating license	83	2.7 years
Goodwill	1,628
Deferred tax liability	(91)
Total	1,903
Total consideration	$1,663

MediFast
Acquisition
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life

Net tangible assets:
Current assets	$1,944
Non-current assets	927
Total	2,871

Net tangible liabilities:
Current liabilities	$(1,431)
Total	(1,431)

Intangible assets acquired:
Customer relationship	2,825	5.0-10.0 years
Non-compete agreement	451	3.0 years
Trade-name	374	Indefinite
Goodwill	5,332
Deferred tax liability	(619)
Total	8,363
Non-controlling interest	$(1,690)
Total consideration	$8,113

iKang Shanghai Jianwei, iKang Changchun and iKang Guangzhou Wokang
Acquisition
Summary of the unaudited pro forma information

	Year ended March 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma net revenue	$98,177	$137,269
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$8,657	$12,334

Yuanhua, Nanjing Aoyang, Shanghai Jianwei Management, Zhejiang Ailikang and MediFast
Acquisition
Summary of the unaudited pro forma information

	Year ended March 31,
	2013	2014
	(Unaudited)	(Unaudited)

Pro forma net revenue	$161,447	$215,104
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$12,818	$21,110